Retirement-Related Benefits (OCI and AOCI) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2013 U.S. Defined Benefit Pension Plans	Dec. 31, 2012 U.S. Defined Benefit Pension Plans	Dec. 31, 2013 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2012 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2013 Non-U.S. Defined Benefit Pension Plans Germany, Canada, and the UK	Dec. 31, 2012 Non-U.S. Defined Benefit Pension Plans Germany, Canada, and the UK	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans Germany, Canada, and the UK	Dec. 31, 2013 U.S. Nonpension Postretirement Benefit Plans	Dec. 31, 2012 U.S. Nonpension Postretirement Benefit Plans	Dec. 31, 2013 U.S. Nonpension Postretirement Benefit Plans Establishment of a Health Reimbursement Arrangement (HRA) for Medicare Eligible Participants	Dec. 31, 2013 U.S. Nonpension Postretirement Benefit Plans Termination of Life Insurance Eligibility for Employees Who Retire on or after January 1, 2015	Dec. 31, 2013 Non-U.S. Nonpension Postretirement Plans	Dec. 31, 2012 Non-U.S. Nonpension Postretirement Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period	$ 19,488	$ 18,561	$ 22,188	$ 18,309					$ 806	$ 734			$ 269	$ 211
Current period loss/(gain)	(3,989)	2,258	(814)	4,905					(480)	104			(85)	75
Curtailments and settlements			3	2									0
Amortization of net loss included in net periodic (income)/cost	(1,790)	(1,331)	(1,600)	(1,027)					(21)	(32)			(23)	(17)
Net loss at end of period	13,709	19,488	19,777	22,188	18,309				304	806			161	269
Prior service costs/(credits) at beginning of period	130	139	(614)	(768)									(6)	(10)
Current period prior service costs/(credits)			0						15				(31)
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(10)	(10)	119	154									5	4
Prior service costs/(credits) at end of period	120	130	(496)	(614)	(768)				15				(32)	(6)
Transition (assets)/liabilities at beginning of period			0	0									0	0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost			0	0									0	0
Transition (assets)/liabilities at end of period			0	0	0								0	0
Total loss recognized in accumulated other comprehensive income/(loss)	13,829	19,618	19,281	21,574					319	806			129	263
Amounts of retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost
Estimated net loss that will be amortized from AOCI into net periodic cost	1,076		1,461										11
Estimated prior service costs/(credits) that will be amortized from AOCI into net periodic (income)/cost	10		(127)						(7)				(6)
Estimated transition (assets)/liabilities that will be amortized from AOCI into net periodic (income)/cost			0										0
Other changes in benefit plans
Entity's payments for mandatory pension insolvency insurance coverage premiums						14	22	16
Plan amendment
Effect of plan amendment on benefit obligation											91	(76)
Retirement-related plans cost
Multi-employer plan/other costs			$ 85	$ 247	$ 111